Related-Party Transactions Disclosure: Amounts due under related party notes payable (Details) - USD ($)	Oct. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Long-term notes to related parties	$ 1,033,957	$ 715,842	$ 613,540
CEO
Long-term notes to related parties	546,851	502,575	502,448
CFO
Long-term notes to related parties	10,174	9,583	8,849
Major shareholder
Long-term notes to related parties	360,915	93,701	0
Company controlled by directors
Long-term notes to related parties	$ 116,017	$ 109,984	$ 102,243